Condensed Consolidated Statement of Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Series C, Preferred Stock	Series D, Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Payable	Accumulated Deficit	Comprehensive Income (Loss)
Balance, shares at Jun. 30, 2018		720,000	2,495,000	884,899	616,500	15,211,290
Balance, amount at Jun. 30, 2018	$ 9,294,000	$ 7,000	$ 25,000	$ 9,000	$ 6,000	$ 15,000	$ 158,277,000	$ 443,000	$ (149,584,000)	$ 96,000
Stock payable for conversion of convertible note payable	1,300,000							1,300,000
Sale of preferred stock - series C, shares				26,250
Sale of preferred stock - series C, amount	180,000			$ 0			180,000
Sale of preferred stock - series D, shares					1,265,000
Sale of preferred stock - series D, amount	7,710,000				$ 13,000		7,697,000
Stock-based compensation on options	474,000						474,000
Stock-based compensation on warrants	1,895,000						1,895,000
Warrants related to legal settlement	33,000						33,000
Deemed dividend on preferred stock	0						820,000		(820,000)
Imputed interest on convertible note payable	24,000						24,000
Foreign currency translation loss	(46,000)									(46,000)
Net loss	(6,041,000)								(6,041,000)
Warrants related to financing of convertible note payable	0
Balance, shares at Jun. 30, 2019		720,000	2,495,000	911,149	1,881,500	15,211,290
Balance, amount at Jun. 30, 2019	14,823,000	$ 7,000	$ 25,000	$ 9,000	$ 19,000	$ 15,000	169,400,000	1,743,000	(156,445,000)	50,000
Sale of preferred stock - series D, shares					42,500
Sale of preferred stock - series D, amount	417,000				$ 0		417,000
Stock-based compensation on options	49,000						49,000
Stock-based compensation on warrants	2,646,000						2,646,000
Imputed interest on convertible note payable	9,000						9,000
Net loss	(4,573,000)								(4,573,000)
Retirement of common stock, shares						(416,667)
Retirement of common stock, amount	0					$ 0	0
Issuance of common stock related to stock payable, shares						660,000
Issuance of common stock related to stock payable, amount	0					$ 1,000	442,000	(443,000)
Foreign currency translation gain	(57,000)									(57,000)
Balance, shares at Sep. 30, 2019		720,000	2,495,000	911,149	1,924,000	15,454,623
Balance, amount at Sep. 30, 2019	13,314,000	$ 7,000	$ 25,000	$ 9,000	$ 19,000	$ 16,000	172,963,000	1,300,000	(161,018,000)	(7,000)
Balance, shares at Jun. 30, 2019		720,000	2,495,000	911,149	1,881,500	15,211,290
Balance, amount at Jun. 30, 2019	14,823,000	$ 7,000	$ 25,000	$ 9,000	$ 19,000	$ 15,000	169,400,000	1,743,000	(156,445,000)	50,000
Stock-based compensation on options	863,000
Stock-based compensation on warrants	3,420,000
Warrants related to legal settlement	33,000
Net loss	(15,195,000)
Beneficial conversion features on convertible promissory notes	1,093,000
Warrants granted for convertible promissory note	0
Shares to be issued for convertible promissory note	0
Balance, shares at Mar. 31, 2020		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Mar. 31, 2020	6,058,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,261,000	1,300,000	(171,640,000)	60,000
Balance, shares at Jun. 30, 2019		720,000	2,495,000	911,149	1,881,500	15,211,290
Balance, amount at Jun. 30, 2019	14,823,000	$ 7,000	$ 25,000	$ 9,000	$ 19,000	$ 15,000	169,400,000	1,743,000	(156,445,000)	50,000
Sale of preferred stock - series D, shares					97,500
Sale of preferred stock - series D, amount	976,000				$ 1,000		975,000
Stock-based compensation on options	671,000						671,000
Stock-based compensation on warrants	3,593,000						3,593,000
Warrants related to legal settlement	0
Imputed interest on convertible note payable	41,000						41,000
Net loss	(14,447,000)								(14,447,000)
Retirement of common stock, shares						(416,667)
Retirement of common stock, amount	0					$ 0	0
Issuance of common stock related to stock payable, shares						660,000
Issuance of common stock related to stock payable, amount	0					$ 1,000	442,000	(443,000)
Foreign currency translation gain	203,000									203,000
Discount on convertible note payable	1,093,000						1,093,000
Warrants related to financing of convertible note payable	47,000						47,000
Balance, shares at Jun. 30, 2020		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Jun. 30, 2020	7,000,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,262,000	1,300,000	(170,892,000)	253,000
Balance, shares at Sep. 30, 2019		720,000	2,495,000	911,149	1,924,000	15,454,623
Balance, amount at Sep. 30, 2019	13,314,000	$ 7,000	$ 25,000	$ 9,000	$ 19,000	$ 16,000	172,963,000	1,300,000	(161,018,000)	(7,000)
Sale of preferred stock - series D, shares					55,000
Sale of preferred stock - series D, amount	550,000				$ 1,000		549,000
Stock-based compensation on options	285,000						285,000
Stock-based compensation on warrants	462,000						462,000
Imputed interest on convertible note payable	4,000						4,000
Net loss	(2,804,000)								(2,804,000)
Foreign currency translation gain	7,000									7,000
Balance, shares at Dec. 31, 2019		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Dec. 31, 2019	11,818,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	174,263,000	1,300,000	(163,822,000)	0
Sale of preferred stock - series D, amount	9,000						9,000
Stock-based compensation on options	529,000						529,000
Stock-based compensation on warrants	312,000						312,000
Warrants related to legal settlement	33,000						33,000
Imputed interest on convertible note payable	22,000						22,000
Net loss	(7,817,000)								(7,818,000)
Foreign currency translation gain	60,000									60,000
Discount on convertible note payable	1,093,000						1,093,000
Balance, shares at Mar. 31, 2020		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Mar. 31, 2020	6,058,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,261,000	1,300,000	(171,640,000)	60,000
Balance, shares at Jun. 30, 2020		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Jun. 30, 2020	7,000,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,262,000	1,300,000	(170,892,000)	253,000
Stock-based compensation on options	166,000						166,000
Stock-based compensation on warrants	154,000						154,000
Imputed interest on convertible note payable	4,000						4,000
Foreign currency translation loss	(93,000)									(93,000)
Net loss	(3,921,000)								(3,921,000)
Issuance of common stock related to stock payable, amount	0					$ 2,000	1,298,000	(1,300,000)
Issuance of common stock related to convertible note payables, shares						499,222
Issuance of common stock related to convertible note payables, amount	1,400,000					$ 0	1,400,000	0
Issuance of common stock related to stock payables, shares						1,733,333
Balance, shares at Sep. 30, 2020		720,000	2,495,000	911,149	1,979,000	17,687,179
Balance, amount at Sep. 30, 2020	4,710,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 18,000	179,284,000	0	(174,813,000)	160,000
Balance, shares at Jun. 30, 2020		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Jun. 30, 2020	7,000,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,262,000	1,300,000	(170,892,000)	253,000
Stock-based compensation on options	700,000
Stock-based compensation on warrants	2,882,000
Warrants related to legal settlement	0
Net loss	(9,223,000)
Beneficial conversion features on convertible promissory notes	144,000
Warrants granted for convertible promissory note	12,000
Shares to be issued for convertible promissory note	156,000
Balance, shares at Mar. 31, 2021		720,000	2,495,000	911,149	1,979,000	15,020,512
Balance, amount at Mar. 31, 2021	2,458,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 15,000	182,717,000	156,000	(180,115,000)	(376,000)
Balance, shares at Sep. 30, 2020		720,000	2,495,000	911,149	1,979,000	17,687,179
Balance, amount at Sep. 30, 2020	4,710,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 18,000	179,284,000	0	(174,813,000)	160,000
Stock-based compensation on options	263,000						263,000
Stock-based compensation on warrants	301,000						301,000
Imputed interest on convertible note payable	3,000						3,000
Net loss	(623,000)								(623,000)
Foreign currency translation gain	(406,000)									(406,000)
Beneficial conversion features on convertible promissory notes	144,000						144,000
Warrants granted for convertible promissory note	12,000						12,000
Shares to be issued for convertible promissory note	156,000							156,000
Balance, shares at Dec. 31, 2020		720,000	2,495,000	911,149	1,979,000	17,687,179
Balance, amount at Dec. 31, 2020	4,560,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 18,000	180,007,000	156,000	(175,436,000)	(246,000)
Stock-based compensation on options	271,000						271,000
Stock-based compensation on warrants	2,427,000						2,427,000
Imputed interest on convertible note payable	9,000						9,000
Net loss	(4,679,000)								(4,679,000)
Retirement of common stock, shares						(2,666,667)
Retirement of common stock, amount	0					$ (3,000)	3,000
Foreign currency translation gain	(130,000)									(130,000)
Balance, shares at Mar. 31, 2021		720,000	2,495,000	911,149	1,979,000	15,020,512
Balance, amount at Mar. 31, 2021	$ 2,458,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 15,000	$ 182,717,000	$ 156,000	$ (180,115,000)	$ (376,000)